BANK LOANS	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
BANK LOANS

8. BANK LOANS

(a) Short-term bank loans

	June 30, 2025	December 31, 2024
	(Unaudited)
Secured short-term loans	$1,813,734	$1,780,948
Add: amounts due within one year under long-term loan contracts	311,404	305,775
Total short-term bank loans	$2,125,138	$2,086,723

Detailed information of secured short-term loan balances as of June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025	December 31, 2024
	(Unaudited)
Guaranteed by Mr. Lin and IST HK	$1,116,144	$1,095,968
Guaranteed by Mr. Lin and Mr. Du Yong	697,590	684,980
Total	$1,813,734	$1,780,948

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(b) Long-term bank loans

	June 30, 2025	December 31, 2024
	(Unaudited)
Secured long-term loans	$6,063,592	$6,106,871
Less: amounts due within one year under long-term loan contracts	(311,404)	(305,775)
Total long-term bank loans	$5,752,188	$5,801,096

Detailed information of secured long-term loan balances as of June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025	December 31, 2024
	(Unaudited)
Guaranteed by ISIOT and Mr. Lin and Collateralized by real property of ISIOT, future rental income of ISIOT, patents of Biznest, and equity investment of IST HK	$1,132,886	$1,202,825
Collateralized by office buildings of IST and guaranteed by Mr. Lin	4,286,133	4,234,135
Guaranteed by Biznest, ISIOT, IST, and Mr. Lin and Collateralized by real property of ISIOT, office buildings of IST, patents of TNM, and future rental income of ISIOT	644,573	669,911
Total	$6,063,592	$6,106,871

As of June 30, 2025, the Company had short-term and long-term bank loans in total of approximately $7.9 million, which mature on various dates from July 17, 2025 to October 31, 2027. The short-term bank loans may be extended upon maturity for another year by the banks without additional charges to the Company. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by the Company’s subsidiaries and Mr. Lin. These short-term borrowings bear fixed interest rates ranging from 3.45% to 4.31% per annum. These long-term borrowings bear floating interest rates at the 1-year China Loan Prime Rate (“LPR”) plus 40 to 105 basis points, ranging from 3.40% to 4.15% per annum. The weighted average interest rates on short-term and long-term debts were approximately 3.99% and 4.43% for the six months ended June 30, 2025 and 2024, respectively. The interest expenses were approximately $0.2 million and $0.2 million, respectively, for the six months ended June 30, 2025 and 2024.